Guarantees and product warranty (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,367	$ 1,477	$ 1,308
Reduction in liability (payments)	(1,071)	(938)	(920)
Increase in liability (new warranties)	1,130	828	1,089
Warranty liability, ending balance	1,426	1,367	1,477
Product Warranty Accrual, Preexisting, Increase (Decrease)	$ 170